Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Domestic Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		¥ 227,001	¥ 126,422
Foreign Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		158,321	136,171
Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		29,204	27,745
Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		40,413	29,244
Forward Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		2,537	1,048
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		753	522
Interest Rate Swap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		1	664
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		3,327	2,043
Currency Swap Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		76,638	34,805
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		777	571
Currency Option Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		474	290
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		80	85
Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		145
Fair Value, Inputs, Level 1 | Domestic Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1]	227,001	126,419
Fair Value, Inputs, Level 1 | Foreign Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1]	158,321	136,171
Fair Value, Inputs, Level 1 | Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1]	202	212
Fair Value, Inputs, Level 1 | Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1]	11	10
Fair Value, Inputs, Level 2 | Domestic Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[2]		3
Fair Value, Inputs, Level 2 | Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[2]	28,716	24,821
Fair Value, Inputs, Level 2 | Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[2]	40,402	29,234
Fair Value, Inputs, Level 2 | Forward Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	[2]	2,537	1,048
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	[2]	753	522
Fair Value, Inputs, Level 2 | Interest Rate Swap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	[2]	1	664
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	[2]	3,327	2,043
Fair Value, Inputs, Level 2 | Currency Swap Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	[2]	76,638	34,805
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	[2]	777	571
Fair Value, Inputs, Level 2 | Currency Option Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	[2]	474	290
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	[2]	80	85
Fair Value, Inputs, Level 2 | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	[2]	145
Fair Value, Inputs, Level 3 | Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[3]	¥ 286	¥ 2,712

[1]	Quoted prices for identical assets or liabilities in active markets
[2]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[3]	Unobservable inputs